CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT)	Common Stock [Member] USD ($) shares	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	Retained Earnings, Appropriated [Member] USD ($)	Retained Earnings, Appropriated [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] CNY (¥)	Accumulated deficit [Member] Cumulative effect period of adoption CNY (¥)	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Parent [Member] Cumulative effect period of adoption CNY (¥)	Parent [Member] USD ($)	Parent [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	Cumulative effect period of adoption CNY (¥)	USD ($)	CNY (¥)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		¥ 18,097,801		¥ 2,695,763,016		¥ 7,326,560		¥ (16,678,203)			¥ (2,992,227,421)			¥ (287,718,247)		¥ (379,724,280)			¥ (667,442,527)
Balance at Dec. 31, 2020		¥ 18,097,801		2,695,763,016		7,326,560		(16,678,203)			(2,992,227,421)			(287,718,247)		(379,724,280)			(667,442,527)
Balance (in shares) at Dec. 31, 2020 | shares	260,032,362	260,032,362
Net loss											(411,234,755)			(411,234,755)		(5,590,513)			(416,825,268)
Currency translation adjustments								3,984,443						3,984,443					3,984,443
Change in redemption value of redeemable noncontrolling interest																			349,046,548
Consolidated subsidiary																795,063			795,063
Share-based compensation		¥ 5,392,416		144,774,065										150,166,481					150,166,481
Share-based compensation (in shares) | shares	83,661,205	83,661,205
Issuance of ordinary shares		¥ 11,555,004		997,389,251										1,008,944,255					1,008,944,255
Issuance of ordinary shares (in shares) | shares	176,968,248	176,968,248
Purchase of equipment		¥ 3,302,261		140,914,432										144,216,693					144,216,693
Purchase of equipment (in shares) | shares	50,258,970	50,258,970
Issuance of convertible debt		¥ 957,128		25,801,328										26,758,456					26,758,456
Issuance of convertible debt (in shares) | shares	14,777,050	14,777,050
Conversion of convertible debt into ordinary shares		¥ 1,383,990		45,335,212										46,719,202					46,719,202
Conversion of convertible debt into ordinary shares (in shares) | shares	21,618,840	21,618,840
Exercise of warrants		¥ 5,488,973		60,837,127										66,326,100					66,326,100
Exercise of warrants (in shares) | shares	84,071,910	84,071,910
Disposal of Red5				28,308,324										28,308,324		371,504,338			399,812,662
Balance at Dec. 31, 2021		¥ 46,177,573		4,139,122,755		7,326,560		(12,693,760)			(3,403,462,176)			776,470,952		(13,015,392)			763,455,560
Balance (in shares) at Dec. 31, 2021 | shares	691,388,585	691,388,585
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		¥ 46,177,573		4,139,122,755		7,326,560		(12,693,760)			(3,403,462,176)			776,470,952		(13,015,392)			763,455,560
Net loss											(974,859,050)			(974,859,050)		(4,633,205)			(979,492,255)
Currency translation adjustments								166,220						166,220					166,220
Consolidated subsidiary																122,253			122,253
Share-based compensation				202,345,626										202,345,626					202,345,626
Issuance of ordinary shares		¥ 193,103		3,218,367										3,411,470					3,411,470
Issuance of ordinary shares (in shares) | shares	3,931,632	3,931,632
Cancellation of ordinary shares		¥ (960,666)		(18,555,648)										(19,516,314)					(19,516,314)
Cancellation of ordinary shares (in shares) | shares	(14,854,090)	(14,854,090)
Conversion of convertible debt into ordinary shares		¥ 12,193,208		45,097,091										57,290,299					57,290,299
Conversion of convertible debt into ordinary shares (in shares) | shares	180,578,790	180,578,790
Balance at Dec. 31, 2022	$ 8,351,682	¥ 57,603,218	$ 633,768,513	4,371,228,191	$ 1,062,251	7,326,560	$ (1,816,323)	(12,527,540)		$ (634,796,906)	(4,378,321,226)		$ 6,569,217	45,309,203	$ (2,502,972)	(17,770,850)		$ 3,992,686	27,538,353
Balance (in shares) at Dec. 31, 2022 | shares	861,044,917	861,044,917
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	$ 8,351,682	¥ 57,603,218	633,768,513	4,371,228,191	1,062,251	7,326,560	(1,816,323)	(12,527,540)		(634,796,906)	(4,378,321,226)		6,569,217	45,309,203	(2,502,972)	(17,770,850)		3,992,686	27,538,353
Net loss											20,003,614			20,003,614		(7,427,235)			12,576,379
Currency translation adjustments								785,331						785,331				110,612	785,331
Consolidated subsidiary																262,000			262,000
Share-based compensation		¥ 15,697,549		55,062,251										70,759,800					70,759,800
Share-based compensation (in shares) | shares	218,250,000	218,250,000
Issuance of convertible debt		¥ 10,765,350		32,296,050										43,061,400					43,061,400
Issuance of convertible debt (in shares) | shares	150,000,000	150,000,000
Accounting Standards Update [Extensible Enumeration]																	ncty:AccountingStandardsUpdate202308Member
Conversion of convertible debt into ordinary shares		¥ 12,253,023		12,569,407										24,822,430					24,822,430
Conversion of convertible debt into ordinary shares (in shares) | shares	175,931,310	175,931,310
Balance at Dec. 31, 2023	$ 13,566,267	¥ 96,319,140	629,749,137	4,471,155,899	1,031,924	7,326,560	(1,653,856)	(11,742,209)	¥ 1,531,376	(613,640,507)	(4,356,786,236)	¥ 1,531,376	29,052,965	206,273,154	(3,512,174)	(24,936,085)	¥ 1,531,376	25,540,791	181,337,069
Balance (in shares) at Dec. 31, 2023 | shares	1,405,226,227	1,405,226,227
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	$ 13,566,267	¥ 96,319,140	$ 629,749,137	¥ 4,471,155,899	$ 1,031,924	¥ 7,326,560	$ (1,653,856)	¥ (11,742,209)	¥ 1,531,376	$ (613,640,507)	¥ (4,356,786,236)	¥ 1,531,376	$ 29,052,965	¥ 206,273,154	$ (3,512,174)	¥ (24,936,085)	¥ 1,531,376	$ 25,540,791	¥ 181,337,069